AQR FUNDS

Supplement dated August 8, 2011 (“Supplement”)

to the Class N Prospectus, dated July 18, 2011 (“Prospectus”),

of the AQR Multi-Strategy Alternative Fund (the “Fund”)

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Prospectus and SAI as supplemented.

The expense example, under the heading “Fees and Expenses of the Fund” on page 2 of the Prospectus in the section entitled “Fund Summary: AQR Multi-Strategy Alternative Fund” was calculated without taking into consideration dividends on short sales. As a result, the expense example has been updated to reflect these expenses and the expense example on p. 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through May 1, 2013, as discussed in Footnote No. 2 to the Fee Table on pages 1-2 of the Prospectus. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class N Shares	$682	$2,091

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated August 8, 2011 (“Supplement”)

to the Class I Prospectus, dated July 18, 2011 (“Prospectus”),

of the AQR Multi-Strategy Alternative Fund (the “Fund”)

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Prospectus and SAI as supplemented.

The expense example, under the heading “Fees and Expenses of the Fund” on page 2 of the Prospectus in the section entitled “Fund Summary: AQR Multi-Strategy Alternative Fund” was calculated without taking into consideration dividends on short sales. As a result, the expense example has been updated to reflect these expenses and the expense example on p. 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through May 1, 2013, as discussed in Footnote No. 2 to the Fee Table on pages 1-2 of the Prospectus. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I Shares	$659	$2,026

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE